Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Schedule of Property and Equipment

As of April 30, 2026 and October 31, 2025, property and equipment consisted of:

	April 30, 2026	October 31, 2025
Electronic equipment	$44,955	$27,627
Office facilities	22,320	20,838
Machinery equipment	148,576	142,530
Vehicles	300,266	288,048
Less: Accumulated depreciation	(300,812)	(243,336)
Less: Impairment loss	(35,617)	(34,168)
Totals	$179,688	$201,539

As of October 31, 2025 and 2024, property and equipment consisted of:

	October 31, 2025	October 31, 2024
Electronic equipment	$27,627	$27,027
Office facilities	20,838	20,834
Machinery equipment	142,530	142,512
Vehicles	288,048	258,169
Less: Accumulated depreciation	(243,336)	(172,194)
Less: Impairment loss	(34,168)	(34,163)
Totals	$201,539	$242,185